Share-Based Compensation Plan - Shares Outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total number of share awards
Beginning balance (in shares)	6,516	4,281
Granted (in shares)	6,429	5,384
Assumed on corporate acquisition (in shares)		559
Vested and converted to common shares (in shares)	(4,245)	(3,343)
Forfeited (in shares)	(1,764)	(365)
Ending balance (in shares)	6,936	6,516
Payout multiplier	100.00%
Restricted awards
Total number of share awards
Beginning balance (in shares)	3,243	2,028
Granted (in shares)	3,184	2,793
Assumed on corporate acquisition (in shares)		302
Vested and converted to common shares (in shares)	(2,081)	(1,682)
Forfeited (in shares)	(545)	(198)
Ending balance (in shares)	3,801	3,243
Performance awards
Total number of share awards
Beginning balance (in shares)	3,273	2,253
Granted (in shares)	3,245	2,591
Assumed on corporate acquisition (in shares)		257
Vested and converted to common shares (in shares)	(2,164)	(1,661)
Forfeited (in shares)	(1,219)	(167)
Ending balance (in shares)	3,135	3,273